SUMMARY
PROSPECTUS

August 28, 2023

Applied Finance Explorer Fund

Investor Class Ticker: AFDVX
Institutional Class Ticker: AFDZX

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at appliedfinancefunds.com. You may also obtain this information at no cost by calling (800) 673-0550. The Fund’s Prospectus and Statement of Additional Information, both dated August 28, 2023, are incorporated by reference into this Summary Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this summary prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

Investment Objective

The investment objective of the Applied Finance Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.

Fees and Expenses of the Explorer Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Explorer Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.14%	1.14%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses:
Shareholder Services Plan	0.15%	0.08%
Other Expenses	0.19%	0.19%
Total Other Expenses	0.34%	0.27%
Total Annual Fund Operating Expenses	1.73%	1.41%
Less Fee Waivers and/or Expense Reimbursements(1)	(0.65%)	(0.58%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (1)	1.08%	0.83%

(1)The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2024, unless mutually agreed to in writing by the parties.

Example:

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 Year	3 Years	5 Years	10 Years
Investor Class	$110	$482	$878	$1,987
Institutional Class	$ 85	$389	$716	$1,641

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2023, the Explorer Fund’s portfolio turnover rate was 29.88% of the average value of its portfolio.

Principal Investment Strategies

The Explorer Fund invests primarily in the equity securities of small and middle capitalization companies, which the Fund defines as issuers with market capitalizations of less than $5 billion, measured at the time of purchase.

Equity securities in which the Explorer Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

In choosing investments, the Adviser typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Explorer Fund’s performance.

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

The Explorer Fund may also invest in other investment companies, including ETFs.

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Principal Risks

The principal risk of investing in the Explorer Fund is that the value of its investments is subject to market, economic and business risk that may cause the Explorer Fund’s NAV to fluctuate over time. Therefore, the value of your investment in the Explorer Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Explorer Fund’s investment objective. An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Explorer Fund is also subject to the following additional principal risks:

Equity Securities Risk. Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Market Risk. The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Small and Middle Cap Risk. Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

Risks of Investment Selection and Asset Allocation. The Explorer Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk. The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares.

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Explorer Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Explorer Fund’s ability to sell its shares.

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

Portfolio Turnover Risk. The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

Performance Information

The bar chart below shows changes in the Explorer Fund’s annual returns for the Institutional Class shares (the Class with the longest period of annual returns) from year to year. The performance of Investor Class shares will differ due to differences in expenses.

The table below shows how the Explorer Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index. The table also presents the impact of taxes on the Explorer Fund’s Institutional Class shares.

This information provides some indication of the risks of investing in the Explorer Fund. Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

Institutional Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 25.98% (quarter ended June 30, 2020) and the lowest quarterly return was -32.91% (quarter ended March 31, 2020).

Year to date return as of June 30, 2023 was 7.95%.

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

Average Annual Returns for Periods Ended December 31, 2022

Return Before Taxes	One Year	Five Year	Since Inception(1)
Institutional Class Shares	-13.68%	10.04%	9.42%
Investor Class Shares	-13.83%	9.79%	9.40%
Return After Taxes – Institutional Class Shares
Return After-Taxes on Distributions	-14.27%	9.07%	8.71%
Return After-Taxes on Distributions and Sale of Fund Shares	-8.02%	7.52%	7.29%
Morningstar® US Small Cap IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	-18.46%	4.08%	5.74%

(1)Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.

After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Investment Adviser

Applied Finance Advisors, LLC serves as the investment adviser to the Explorer Fund.

Portfolio Managers

Mr. Paul Blinn and Mr. Rafael Resendes have served as the Portfolio Managers to the Explorer Fund since the Explorer Fund’s inception in April 2015.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Explorer Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Explorer Fund either through a financial adviser or directly from the Explorer Fund. The minimum initial purchase or exchange into the Investor shares of the Explorer Fund is $1,000. Subsequent investments must be in amounts of $100 or more for Investor Class shares. The minimum initial purchase or exchange into the Institutional shares of the Explorer Fund is $10,000. Subsequent investments in Institutional shares

SUMMARY Prospectus | August 28, 2023

Applied Finance Explorer Fund

must be in amounts of $100 or more. The Explorer Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Explorer Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case withdrawals from such plan or arrangement will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Explorer Fund through a broker-dealer or other financial intermediary (such as a bank), the Explorer Fund and its distributor may pay the intermediary for the sale of Explorer Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Explorer Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.